Notes Payable	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Debt Disclosure [Abstract]
Notes Payable

Note 5—Note Payable

On July 11, 2022, the Company entered into a finance agreement with AFCO Premium Credit LLC (“AFCO”). Pursuant to the terms of the agreement, AFCO loaned the Company the principal amount of $1,027,986, which would accrue interest at 5.248% per annum, to partially fund the payment of the premium of the Company’s Director & Officer insurance. The agreement requires the Company to make eleven monthly payments of $95,923, including interest starting on July 18, 2022. At January 31, 2023 and July 31, 2022, the outstanding balance related to this finance agreement was $379,535 and $936,558, respectively.

Note 5 – Notes Payable

On April 27, 2020, the Company was granted a two-year loan (the “Loan”) from the Banc of California in the aggregate amount of $952,744, pursuant to the PPP under the CARES Act, which was enacted March 27, 2020. Interest accrued at 1% per year, effective on the date of initial disbursement.

The Company submitted its application for full loan forgiveness on January 6, 2021. On February 12, 2021, the Company received notice that the full Loan amount of $952,744 and $8,046 of accrued interest had been forgiven. As a result, the Company recorded a $960,790 gain on extinguishment of debt in its consolidated statement of operations for the year ended July 31, 2021.

On July 1, 2021, the Company entered into a finance agreement with AFCO Premium Credit LLC (“AFCO”). Pursuant to the terms of the agreement, AFCO loaned the Company the principal amount of $1,355,919, which would accrue interest at 2.894% per annum, to partially fund the payment of the premium of the Company’s Director & Officer insurance. The agreement requires the Company to make eleven monthly payments of $125,056, including interest starting on July 18, 2021. On July 31, 2022 and 2021, the outstanding balances related to this finance agreement were $0 and $1,234,133, respectively.

On July 11, 2022, the Company entered into a finance agreement with AFCO Premium Credit LLC (“AFCO”). Pursuant to the terms of the agreement, AFCO loaned the Company the principal amount of $1,027,986, which would accrue interest at 5.248% per annum, to partially fund the payment of the premium of the Company’s Director & Officer insurance. The agreement requires the Company to make eleven monthly payments of $95,923, including interest starting on July 18, 2022. At July 31, 2022, the outstanding balance related to this finance agreement was $936,558.

Future minimum payments under note payable liabilities as of July 31, 2022 are as follows:

Years ending July 31,
2023	$936,558
Total	$936,558